Financial instruments and risk management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	£ 19,089		£ 16,612	£ 14,050
Fair value adjustment	5		50	73
Loans and other borrowings	19,094		16,662	14,123
Interest on loans and other borrowings, undiscounted	6,498		6,064	4,647
Interest payments not yet accrued	(6,258)		(5,850)	(4,495)
Interest on loans and other borrowings	240		214	152
Trade and other payables, undiscounted	4,932		5,158	4,939
Trade and other payables	4,932		5,158	4,939
Provisions, undiscounted	17		260	372
Impact of discounting	(1)		(29)	(72)
Provisions	16		231	300
Lease liabilities, undiscounted	7,484
Impact of discounting	(924)
Lease liabilities	6,560	£ 6,269
Non-derivative financial liabilities, undiscounted cash flows	38,020		28,094	24,008
Total, Interest payments not yet accrued	(6,258)		(5,850)	(4,495)
Total, Fair value adjustment	5		50	73
Total, Impact of discounting	(925)		(29)	(72)
Total, Non-derivative financial liabilities	30,842		22,265	19,514
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	2,602		1,886	2,120
Interest on loans and other borrowings, undiscounted	566		541	452
Trade and other payables, undiscounted	4,932		5,158	4,939
Provisions, undiscounted	5		39	54
Lease liabilities, undiscounted	799
Non-derivative financial liabilities, undiscounted cash flows	8,904		7,624	7,565
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	0		1,309	1,192
Interest on loans and other borrowings, undiscounted	562		505	404
Provisions, undiscounted	3		33	34
Lease liabilities, undiscounted	783
Non-derivative financial liabilities, undiscounted cash flows	1,348		1,847	1,630
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	1,482		15	1,332
Interest on loans and other borrowings, undiscounted	562		497	365
Provisions, undiscounted	3		35	25
Lease liabilities, undiscounted	762
Non-derivative financial liabilities, undiscounted cash flows	2,809		547	1,722
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	987		1,463	18
Interest on loans and other borrowings, undiscounted	548		496	357
Provisions, undiscounted	4		14	43
Lease liabilities, undiscounted	724
Non-derivative financial liabilities, undiscounted cash flows	2,263		1,973	418
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	1,482		964	1,489
Interest on loans and other borrowings, undiscounted	520		482	355
Provisions, undiscounted	2		12	19
Lease liabilities, undiscounted	664
Non-derivative financial liabilities, undiscounted cash flows	2,668		1,458	1,863
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings, undiscounted	12,536		10,975	7,899
Interest on loans and other borrowings, undiscounted	3,740		3,543	2,714
Provisions, undiscounted	0		127	197
Lease liabilities, undiscounted	3,752
Non-derivative financial liabilities, undiscounted cash flows	£ 20,028		£ 14,645	£ 10,810